INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Raw and packaging materials	$ 1,385	$ 1,195
Products in process	538	535
Finished products	2,832	2,050
Materials in transit and payments on account	199	186
Inventories	$ 4,954	$ 3,966